NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Year Ended December 31,
	2025	2024
Net income (loss) attributable to common shareholders	$(89,931)	$454,590
Weighted average common shares outstanding – Basic and diluted	45,518,000	45,512,323
Earnings (loss) per shares – basic and diluted	$(0.00)	$0.01